TANGIBLE EQUITY UNITS (Tables)	12 Months Ended
Dec. 31, 2022
Tangible Equity Units [Abstract]
Summary of components of tangible equity units

	December 31, 2022	December 31, 2021
Amortizing Notes	$15.5	$70.4
Purchase Contracts	1,009.4	1,218.1
	1,024.9	1,288.5
Less: Current portion of TEU	(1,024.9)	(56.9)
Non-current portion of TEU	$—	$1,231.6